Pension and severance plans: (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits Disclosure

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,276	¥18,951	$227,913
Service cost	1,155	949	11,413
Interest cost	331	253	3,043
Actuarial loss	587	634	7,625
Plan amendment	(206)	(841)	(10,114)
Curtailments	—	(442)	(5,316)
Settlements	—	(2,844)	(34,203)
Benefits paid	(2,192)	(1,205)	(14,492)

	18,951	15,455	185,869

Change in plan assets:
Fair value of plan assets at beginning of year	7,085	7,976	95,923
Actual return on plan assets	1,270	95	1,143
Employer contribution	1,008	2,741	32,965
Plan amendment	(68)	(109)	(1,311)
Settlements	—	(2,348)	(28,238)
Benefits paid	(1,319)	(656)	(7,890)

Fair value of plan assets at end of year	7,976	7,699	92,592

Funded status	¥(10,975)	¥(7,756)	$(93,277)

Amounts Recognized in Balance Sheet Pension and Other Benefits

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥10,975	¥7,756	$93,277

Net amounts recognized	¥10,975	¥7,756	$93,277

Defined Benefit Plans Amounts Recognized in Accumulated Other Comprehensive Income

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial loss	¥(2,732)	¥(2,880)	$(34,636)
Prior service credit	439	1,145	13,770

Pension liability adjustments, pre-tax	¥(2,293)	¥(1,735)	$(20,866)

Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥18,951	¥15,454	$185,857
Accumulated benefit obligations	17,124	14,808	178,088
Fair value of plan assets	7,976	¥7,699	$92,592

Pension Benefit Obligations Weighted Average Assumptions Disclosure	Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	1.8%	1.6%
Rate of compensation increase	2.3%	2.2%

Pension, Net Periodic Benefit Costs, Weighted Average Assumptions Disclosure

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	1.9%	1.8%	1.8%
Expected return on plan assets	1.9%	1.8%	2.3%
Rate of compensation increase	2.5%	2.4%	2.3%

Pension, Net Periodic Benefit Costs, Disclosure

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended
	2009	2010	2011	March 31 2011
Components of net periodic (benefit) cost:
Service cost	¥1,163	¥1,155	¥949	$11,413
Interest cost	335	331	253	3,043
Expected return on plan assets	(148)	(120)	(165)	(1,984)
Amortization of net actuarial loss	33	165	106	1,275
Amortization of prior service credit	(62)	(62)	(135)	(1,624)
Gains from curtailments and settlements	—	—	(249)	(2,995)

Net periodic pension cost	¥1,321	¥1,469	¥759	$9,128

Foreign Pension And Other Postretirement Benefits Funded Status Disclosure

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥3,724	¥5,002	$60,156
Service cost	221	321	3,860
Interest cost	212	206	2,477
Actuarial loss (gain)	515	(43)	(517)
Acquisition and other	633	789	9,490
Foreign currency exchange rate changes	(102)	(439)	(5,280)
Benefits paid	(201)	(175)	(2,104)

	5,002	5,661	68,082

Change in plan assets:
Fair value of plan assets at beginning of year	231	435	5,232
Actual return on plan assets	13	57	686
Employer contribution	252	179	2,153
Foreign currency exchange rate changes	2	(30)	(361)
Benefits paid	(63)	(48)	(578)

Fair value of plan assets at end of year	435	593	7,132

Funded status	¥(4,567)	¥(5,068)	$(60,950)

Amounts Recognized In Balance Sheet Pension And Other Benefits Foreign

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥4,567	¥5,068	$60,950

Net amounts recognized	¥4,567	¥5,068	$60,950

Foreign Defined Benefit Plans Amounts Recognized In Accumulated Other Comprehensive Income

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial gain	¥77	¥301	$3,620

Pension liability adjustments, pre-tax	¥77	¥301	$3,620

Foreign Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥5,002	¥5,661	$68,082
Accumulated benefit obligations	4,738	5,441	65,436
Fair value of plan assets	435	¥593	$7,132

Foreign Pension Benefit Obligations Weighted Average Assumptions Disclosure	Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	4.8%	5.7%
Rate of compensation increase	2.5%	2.9%

Foreign Pension Net Periodic Benefit Costs Weighted Average Assumptions Disclosure

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	5.9%	6.0%	4.8%
Expected return on plan assets	3.0%	2.3%	2.0%
Rate of compensation increase	2.5%	2.5%	2.5%

Foreign Pension, Net Periodic Benefit Costs, Disclosure

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31
	2009	2010	2011	2011
Components of net periodic (benefit) cost:
Service cost	¥267	¥221	¥321	$3,860
Interest cost	251	212	206	2,478
Expected return on plan assets	(9)	(16)	(90)	(1,082)
Amortization of net actuarial (gain) loss	(40)	(39)	5	60

Net periodic pension cost	¥469	¥378	¥442	$5,316

Pension and Postretirement Plan Assets By Fair Value Hierarchy

The fair values of NIDEC’s pension plan assets at March 31, 2010 and 2011, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥621	¥621	¥—	¥—
Foreign companies	445	445	—	—
Debt securities:
Pooled funds *1	882	—	882	—
Other assets:
Cash and cash equivalents	670	670	—	—
Life insurance company general accounts	2,571	—	2,571	—
Pooled funds *2	3,222	—	3,222	—

Total	¥8,411	¥1,736	¥6,675	¥—

*1	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	$5,640	$5,640	$—	$—
Foreign companies	4,919	4,919	—	—
Debt securities:
Pooled funds *1	7,420	—	7,420	—
Other assets:
Cash and cash equivalents	8,972	8,972	—	—
Life insurance company general accounts	33,277	—	33,277	—
Pooled funds *2	39,495	—	39,495	—

Total	$99,723	$19,531	$80,192	$—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

Defined Benefit Plans Expected Future Benefit Payments Disclosure

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions		U.S. dollars in thousands
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
2012	¥906	¥544	$10,896	$6,542
2013	978	481	11,762	5,785
2014	956	634	11,497	7,625
2015	894	319	10,752	3,836
2016	929	359	11,173	4,317
Years 2017-2021	¥4,375	¥2,178	$52,616	$26,194